Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segments (Details) [Line Items]
Professional service	$ 2,804	$ 2,523
Goodwill [member]
Segments (Details) [Line Items]
Professional service	$ 1,874	$ 12,735